Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Change in plan liabilities
Balances – Beginning of the period	$ 21,750	$ 29,412
Current service cost	69	142
Interest cost	402	295
Actuarial loss (gain) from changes in financial assumptions	(143)	5,915
Benefits paid	(380)	(752)
Impact of foreign exchange rate changes	262	(1,432)
Balances – End of the period	22,246	21,750
Change in plan assets
Balances – Beginning of the period	10,591	11,927
Interest income from plan assets	198	120
Employer contributions	14	45
Employee contributions	8	10
Benefits paid	(136)	(247)
Remeasurement of plan assets	63	(641)
Impact of foreign exchange rate changes	127	(623)
Balances – End of the period	10,865	10,591
Net liability of the unfunded plans	10,969	10,787
Net liability of the funded plans	412	372
Net amount recognized as Employee future benefits	11,381	11,159
Amounts recognized:
In net loss	265	295
Actuarial (loss) gain on defined benefit plans in other comprehensive (loss) income	(80)	5,262
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	21,657
Current service cost	63
Interest cost	400
Actuarial loss (gain) from changes in financial assumptions	(143)
Benefits paid	(380)
Impact of foreign exchange rate changes	261
Balances – End of the period	22,144	21,657
Change in plan assets
Balances – Beginning of the period	10,591
Interest income from plan assets	198
Employer contributions	14
Employee contributions	8
Benefits paid	(136)
Remeasurement of plan assets	63
Impact of foreign exchange rate changes	127
Balances – End of the period	10,865	10,591
Net liability of the unfunded plans	10,867
Net liability of the funded plans	412
Net amount recognized as Employee future benefits	11,279
Amounts recognized:
In net loss	257
Actuarial (loss) gain on defined benefit plans in other comprehensive (loss) income	(80)
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	93
Current service cost	6
Interest cost	2
Actuarial loss (gain) from changes in financial assumptions
Benefits paid
Impact of foreign exchange rate changes	1
Balances – End of the period	102	93
Change in plan assets
Balances – Beginning of the period
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	102
Net liability of the funded plans
Net amount recognized as Employee future benefits	102
Amounts recognized:
In net loss	8
Actuarial (loss) gain on defined benefit plans in other comprehensive (loss) income